Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").
Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Group and its subsidiaries are eliminated upon consolidation.

Use of estimates

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets, assessing the impairment of long-lived assets, discount rate of operating lease liabilities, revenue recognition, allocation of the R&D service expenses to the appropriate financial reporting period based on the progress of the R&D projects, valuation of ordinary shares, share-based compensation expenses, recoverability of deferred tax assets and the fair value of the financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation

(d) Foreign currency translation

The functional currency of Zai Lab Limited and Zai Lab (Hong Kong) Limited are the United States dollar ("$"). The Company's PRC subsidiaries determined their functional currency to be Chinese Renminbi ("RMB"). The Company's Australia subsidiary determined its functional currency to be Australia dollar ("A$"). The determination of the respective functional currency is based on the criteria of Accounting Standard Codification ("ASC") 830, Foreign Currency Matters. The Group uses the United States dollar as its reporting currency.

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders' deficits and comprehensive loss.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Cash, cash equivalents and restricted cash

(e) Cash, cash equivalents and restricted cash

Cash and cash equivalents

The Group considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. Cash and cash equivalents consist primarily of cash on hand, demand deposits and highly liquid investments with maturity of less than three months and are stated at cost plus interests earned, which approximates fair value.

Restricted cash

Restricted cash mainly consists of the bank deposits held as collateral for issuance of letters of credit.

Short-term investments

(f) Short-term investments

Short-term investments are time deposits with original maturities more than three months. Short-term investments are stated at cost, which approximates fair value. Interest earned is included in interest income.

Accounts receivable

(g) Accounts receivable

Accounts receivable are recorded at the amounts due from customers and net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded when the collection of the full amount is no longer probable. In evaluating the collectability of accounts receivable, the Group considers many factors including aging of the receivable due, the customer's payment history, creditworthiness, financial conditions, and current economic trends. Credit losses of accounts receivable, which may be for all or part of a particular accounts receivable, shall be deducted from the allowance. The related accounts receivable balance shall be charged off in the period in which the accounts receivable are deemed uncollectible. Recoveries of accounts receivable previously charged written off shall be recorded when received. The Group regularly reviews the adequacy and appropriateness of any allowance for doubtful accounts. No allowance for doubtful accounts was recorded as of December 31, 2018 and 2019.

Inventories

(h) Inventories

Inventories are stated at the lower of cost or net realizable value, with cost determined on a weighted average basis. The Group periodically reviews the composition of inventory in order to identify obsolete, slow-moving or otherwise non-saleable items. The Group will record a write-down to its net realizable value in cost of sales in the period that the decline in value is first identified. No inventory write-down was recorded as of December 31, 2018 and 2019.

Investments in equity investees

(i) Investments in equity investees

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities.

Prior to adopting ASC Topic 321, Investments—Equity Securities (“ASC 321”) on January 1, 2018, for the investments without readily determinable fair value and the Group does not have significant influence or control, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits in accordance with ASC 325-20, Cost Method Investments. The Group disposed the cost method investment prior to the adoption ASC 321, see Note 7.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. No impairment was recorded for the years ended December 31, 2017, 2018 and 2019.

Prepayments for equipment	(j) Prepayments for equipment The prepayments for equipment purchase are recorded in long term prepayments considering the prepayments are all related to property and equipment.
Property and equipment

(k) Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Construction in progress represents property and equipment under construction and pending installation and is stated at cost less impairment losses if any.

Lease

(l) Lease

Before January 1, 2019, the Group adopted the ASC Topic 840, Leases, each lease is classified at the inception date as either a capital lease or an operating lease. All the Group's leases were classified as operating lease under ASC Topic 840.The Group’s reporting for periods prior to January 1, 2019 continued to be reported in accordance with Leases (Topic 840).

After January 1, 2019, the Group adopted the ASC Topic 842, Leases ("ASC 842"). The Group determines if an arrangement is a lease at inception. The Group classifies the lease as a finance lease if it meets certain criteria or as an operating lease when it does not. The Group has lease agreements with lease and non-lease components, which the Group has elected to account for the components as a single lease component. The Group leases facilities for office, research and development center, and manufacturing facilities in PRC, Hong Kong and U.S, which are all classified as operating leases with fixed lease payments, or minimum payments, as contractually stated in the lease agreement. The Group’s leases do not contain any material residual value guarantees or material restrictive covenants.

At the commencement date of a lease, the Group recognizes a lease liability for future fixed lease payments and a right-of-use ("ROU") asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes lessee options to extend the lease and periods occurring after a lessee early termination option, only to the extent it is reasonably certain that the Group will exercise such extension options and not exercise such early termination options, respectively. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate ("IBR"). Upon adoption of ASU 2016-02, the Group elected to use the remaining lease term as of January 1, 2019 in the Group's estimation of the applicable discount rate for leases that were in place at adoption. For the initial measurement of the lease liability for leases commencing after January 1, 2019, the Group uses the discount rate as of the commencement date of the lease, incorporating the entire lease term. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date in the consolidated balance sheets.

The ROU asset is measured at the amount of the lease liability with adjustments, if applicable, for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Group and lease incentives. Under ASC 842, land use rights agreements are also considered to be operating lease contracts. The Group will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Group will record an impairment loss in other expenses in the consolidated statements of operations. ROU assets for operating leases are included in operating lease right-of-use assets in the consolidated balance sheets.

Operating leases are included in operating lease right-of-use assets and operating lease liabilities in the consolidated balance sheet. Operating lease liabilities that become due within one year of the balance sheet date are classified as current operating lease liabilities.

For operating leases, lease expense relating to fixed payments is recognized on a straight-line basis over the lease term.

Land use rights

(m) Land use rights

All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. The purchase price of land use rights represents the operating lease prepayments for the rights to use the land in the PRC under ASC 842 and is recorded as land use rights on the balance sheet, which is amortized over the remaining lease term.

In 2019, the Group acquired land use rights from the local Bureau of Land and Resources in Suzhou for the purpose of constructing and operating the research center and biologics manufacturing facility in Suzhou. The land use rights are being amortized over the respective lease terms, which are 30 years.

Long term deposits	(n) Long term deposits Long term deposits represent amounts paid in connection with the Group’s long-term lease agreements.
Value added tax recoverable

(o) Value added tax recoverable

Value added tax recoverable represent amounts paid by the Group for purchases. The amounts were recorded as long-term assets considering they are expected to be deducted from future value added tax payables arising on the Group's revenues which it expects to generate in the future.

Intangible assets

(p) Intangible assets

Intangible assets mainly consist of externally purchased software which are amortized over one to five years on a straight-line basis. Amortization expenses for the years ended December 31, 2017, 2018 and 2019 were $2, $15 and $305, respectively. Amortization expenses of the Group's intangible assets are expected to be approximately $255, $255, $252, $240 and $146 for the years ended December 31, 2020, 2021, 2022, 2023, and 2024 and thereafter, respectively.

Impairment of long-lived assets

(q) Impairment of long-lived assets

Long-lived assets are reviewed for impairment in accordance with authoritative guidance for impairment or disposal of long-lived assets. Long-lived assets are reviewed for events or changes in circumstances, which indicate that their carrying value may not be recoverable. Long-lived assets are reported at the lower of carrying amount or fair value less cost to sell. For the years ended December 31, 2017, 2018 and 2019, there was no impairment of the value of the Group's long-lived assets.

Fair value measurements

(r) Fair value measurements

The Group applies ASC Topic 820 ("ASC 820"), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial instruments of the Group primarily include cash, cash equivalents and restricted cash, short-term investments, accounts receivable, prepayments and other current assets, short-term borrowings, accounts payable and other current liabilities. As of December 31, 2018 and 2019, the carrying values of cash and cash equivalents, short-term investments, accounts receivable, prepayments and other current assets, short-term borrowings, accounts payable and other current liabilities approximated their fair values due to the short-term maturity of these instruments, and the carrying value of restricted cash approximates its fair value based on the nature of the assessment of the ability to recover these amounts.

Revenue recognition

(s) Revenue recognition

In May 2014, the Financial Accounting Standards Board (FASB) issued a comprehensive new standard which amends revenue recognition principles. In 2018, the Group adopted of ASC Topic 606 ("ASC 606"), Revenue from Contracts with Customers, in recognition of revenue. Under ASC 606, the Group recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration expected to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Group determines are within the scope of ASC 606, the Group performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The Group only applies the five-step model to contracts when it is probable that the Group will collect the consideration to which it is entitled in exchange for the goods or services it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

The Group's revenue is all from product sales. The Group recognizes revenue from product sales when the Group has satisfied the performance obligation by transferring control of the product to the customers. Control of the product generally transfers to the customers when the delivery is made and when title and risk of loss transfers to the consumers. Cost of sales mainly consists of the purchase price of products and royalty fee.

The timing between the recognition of revenue for product sales and the receipt of payment is not significant. Therefore the Group does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between the transfer of the promised good to the customer and receipt of payment will be one year or less.

The Group started to generate product sales revenue since year 2018. For the year ended December 31, 2019, the Group's product revenues were generated from the sale of ZEJULA (niraparib) and OPTUNE (Tumor Treating Fields) to customers, which are typically healthcare providers such as oncology centers. For the year ended December 31, 2018, the Group's product revenues were generated from the sale of ZEJULA (niraparib) to customers, which are typically healthcare providers such as oncology centers. The Group utilizes a distributor in Hong Kong for warehousing services. Based on the nature of the arrangement, the Group has determined that it is a principal in the transaction since the Group is primarily responsible for fulfilling the promise to provide the products to the customers, maintains inventory risk until delivery to the customers and has latitude in establishing the price. Revenue was recognized at the amount to which the Group expected to be entitled in exchange for the sale of the products, which is the sales price agreed with the customers. Consideration paid to the distributor is recognized in operating expenses.

Research and development expenses

(t) Research and development expenses

Elements of research and development expenses primarily include (1) payroll and other related costs of personnel engaged in research and development activities, (2) in-licensed patent rights fee of exclusive development rights of drugs granted to the Group, (3) costs related to pre-clinical testing of the Group’s technologies under development and clinical trials such as payments to contract research organizations (“CROs”) and contract manufacturing organizations ("CMOs"), investigators and clinical trial sites that conduct our clinical studies; (4) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, (5) other research and development expenses. Research and development expenses are charged to expense as incurred when these expenditures relate to the Group’s research and development services and have no alternative future uses.

The Group has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug compound, as well as pre-commercial milestone payments, are immediately expensed as acquired in-process research and development in the period in which they are incurred, provided that the new drug compound did not also include processes or activities that would constitute a “business” as defined under US GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Milestone payments made to third parties subsequent to regulatory approval which meet the capitalization criteria would be capitalized as intangible assets and amortized over the estimated remaining useful life of the related product. The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

Deferred Income

(u) Deferred income

Deferred income consists of deferred income from government grants and American Depositary Receipts (the "ADR") Program Agreement with ADR depositary bank (the “DB”) in July 2017.

Government grants consist of cash subsidies received by the Group's subsidiaries in the PRC from local governments. Grants received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Cash grants of $855, $1,332 and $2,151 were included in other income for the years ended December 31, 2017, 2018 and 2019, respectively. Grants received with government specified performance obligations are recognized when all the obligations have been fulfilled.  If such obligations are not satisfied, the Group may be required to refund the subsidy. Cash grants of $894 and $2,023 were recorded in deferred income as of December 31, 2018 and 2019 respectively, which will be recognized when the government specified performance obligation is satisfied.

According to the ADR program agreement, the Group has the right to receive reimbursements for using DB's services, subject to the compliance by the Group with the terms of the Agreement. The Group performed a detailed assessment of the requirements and recognizes the reimbursements it is expected to be entitled to over the five-year contract term as other income. For the years ended December 31, 2017, 2018 and 2019, $78, $312 and $312 were recorded in other income, respectively, and $1,170 and $858 were recorded in deferred income as of December 31, 2018 and 2019, respectively.

Comprehensive loss

(v) Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group's comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

Stock-based compensation

(w) Stock-based compensation

Awards Granted to Employees

The Group grants share options to eligible employees, management and directors and accounts for these share based awards in accordance with ASC 718, Compensation-Stock Compensation.

Employees' share-based awards are measured at the grant date fair value of the awards and recognized as expenses (1) immediately at grant date if no vesting conditions are required; or (2) using graded vesting method over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed.

The Group determined the fair value of the stock options granted to employees. Before 2018, the Group applied binomial option pricing model in determining the estimated fair value of the options granted to employees. In 2018, the Group changed to use the Black-Scholes option valuation model since the Group expected the Black-Scholes option valuation model provide a better estimate of fair value. A change in the valuation technique is a change in accounting estimate for the purposes of applying ASC 250, and shall be applied prospectively to new awards.

Awards Granted to Non-Employees

Prior to the adoption of Accounting Standard Update 2018-07 Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019,

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 505, Equity-Based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty's performance is completed as there is no associated performance commitment. The expense is recognized in the same manner as if the Group had paid cash for the services provided by the non-employees in accordance with ASC 505.

After the adoption of Accounting Standard Update 2018-07 Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019,

The Group grants share options to eligible Non-Employees and accounts for these share based awards in accordance with ASC 718, Compensation-Stock Compensation. Non-Employees' share-based awards are measured at the grant date fair value of the awards and recognized as expenses (1) immediately at grant date if no vesting conditions are required; or (2) using graded vesting method over the requisite service period, which is the vesting period. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. The Group determined the fair value of the stock options granted to Non-Employees using the Black-Scholes option valuation model.

Income taxes

(x) Income taxes

Income tax expense includes (a) deferred tax expense, which generally represents the net change in the deferred tax asset or liability balance during the year plus any change in valuation allowances; (b) current tax expense, which represents the amount of tax currently payable to or receivable from a taxing authority; and (c) non-current tax expense, which represents the increases and decreases in amounts related to uncertain tax positions from prior periods and not settled with cash or other tax attributes.

The Group recognizes deferred tax assets and liabilities for temporary differences between the financial statement and income tax bases of assets and liabilities, which are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Group evaluates its uncertain tax positions using the provisions of ASC 740, Income Taxes, which requires that realization of an uncertain income tax position be recognized in the financial statements. The benefit to be recorded in the financial statements is the amount most likely to be realized assuming a review by tax authorities having all relevant information and applying current conventions. It is the Group's policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense. No unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.

Earnings (Loss) per share

(y) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

The Group's convertible preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary shares.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible preferred shares, warrants, stock options and non-vested restricted shares, which could potentially dilute basic earnings (loss) per share in the future. To calculate the number of shares for diluted earnings (loss) per share, the effect of the convertible redeemable preferred shares and warrants is computed using the as-if-converted method; the effect of the stock options and non-vested restricted shares is computed using the treasury stock method. The computation of diluted earnings (loss) per share does not assume exercise or conversion of securities that would have an anti‑dilutive effect.

Segment information

(z) Segment information

In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group's long-lived assets are substantially located in and derived from China, no geographical segments are presented.

Concentration of risks

(aa) Concentration of risks

Concentration of customers

For the year ended December 31, 2019, around 80% of the Group's revenue was from one customer in Hong Kong. 100% of the accounts receivables of December 31, 2019 were from the distributor in Hong Kong.

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses and the inventory purchases for the years ended December 31, 2017, 2018 and 2019:

	Year ended December 31,
	2017	2018	2019
	$	$	$
A	7,652	*	*
B	7,104	*	*
C	*	25,515	*
D	*	14,664	*
E	*	*	27,966
F	*	*	18,362

*	Represents less than 10% of research and development expenses for the years ended December 31, 2017, 2018 and 2019.

Concentration of credit risk

Financial instruments that are potentially subject to significant concentration of credit risk consist of cash and cash equivalents, short-term investments, and prepayments to suppliers. The carrying amounts of cash and cash equivalents and short-term investments represent the maximum amount of loss due to credit risk. As of December 31, 2018 and 2019, all of the Group’s cash and cash equivalents and short-term investments were held by major financial institutions located in the PRC and international financial institutions outside of the PRC which management believes are of high credit quality and continually monitors the credit worthiness of these financial institutions. With respect to the prepayments to suppliers, the Group performs on-going credit evaluations of the financial condition of these suppliers.

Foreign currency risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB26,878 and RMB47,168, which were denominated in RMB, as of December 31, 2018 and 2019, respectively, representing 6% and 9% of the cash and cash equivalents as of December 31, 2018 and 2019, respectively.

Share consolidation (“reverse stock split”)

(ab) Share consolidation (“reverse stock split”)

On August 30, 2017, the Company effected a six-to-one share consolidation of all the ordinary shares and preferred shares. All number of shares, par value and per share amounts for all periods presented in these consolidated financial statements and accompanying notes have been adjusted retrospectively, where applicable, to reflect this share consolidation.

Recent accounting pronouncements

(ac) Recent accounting pronouncements

Adopted Accounting Standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASC 842 which supersedes the lease recognition requirements in ASC 840, Leases, (“ASC 840”). The most prominent of the changes in ASC 842 is the recognition of ROU assets and lease liabilities by lessees for those leases classified as operating leases. Consistent with ASC 840, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statements of operations. In July 2018, the FASB issued an accounting standard update which amended ASC 842 and offered an additional (and optional) transition method by which entities could elect not to recast the comparative periods presented in financial statements in the period of adoption.

The Group adopted the new standard on January 1, 2019, using the optional adoption method whereby the Group did not adjust comparative period financial statements. Consequently, prior period balances and disclosures have not been restated. The Group elected the package of transition provisions available for expired or existing contracts, which allowed the Group to carry forward its historical assessments of (i) whether contracts are or contain leases, (ii) lease classification and (iii) initial direct costs. For leases in place upon adoption, the Group used the remaining lease term as of January 1, 2019 in determining the incremental borrowing rate ("IBR"). For the initial measurement of the lease liabilities for leases commencing on or after January 1, 2019, the IBR at the lease commencement date was applied.

The Group’s lease portfolio consists entirely of operating leases, the adoption of ASU 2016-02 resulted in the initial recognition of ROU assets of $7,093 and related lease liabilities of $6,955 on the consolidated balance sheet at January 1, 2019. Upon adoption, the Group reclassified $138 prepaid rent to operating ROU assets. The Group’s leases do not contain any material residual value guarantees or material restrictive covenants. Additionally, the adoption of ASU 2016-02 did not materially affect the consolidated statements of income or the consolidated statements of cash flows.

The impact on the consolidated balance sheet upon adoption of ASU 2016-02 was as follows:

	As of December 31, 2018	Effect of the option of ASU 2016-02	As of January 1, 2019
	As reported		As adjusted
	$	$	$
Assets:
Prepayments and other current assets	5,749	(138)	5,611
Operating lease right-of-use assets	—	7,093	7,093

Liabilities:
Current operating lease liabilities	—	(2,287)	(2,287)
Non-current operating lease liabilities	—	(4,668)	(4,668)

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which intended to reduce cost and complexity and to improve financial reporting for nonemployee share-based payments. The ASU expands the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. The Group adopted this ASU on January 1, 2019 using the modified retrospective method. The adoption of this new standard generally requires the accounting for equity-based payments to nonemployees to be consistent with the accounting for employees. As a result, the Group recognized the cost of services received from a nonemployee in exchange for an equity instrument based on the award’s grant-date fair value. Unvested equity-based payments to nonemployees have been remeasured at fair value as of the adoption date. The adoption did not have a material effect on the consolidated financial statements.

Future Adoption of Accounting Standards

In June 2016, the FASB released ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 replaces the existing impairment model for most financial assets from an incurred loss impairment model to a current expected credit loss model, which requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires credit losses relating to AFS debt securities to be recognized through an allowance for credit losses. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief, which is the final version of Proposed Accounting Standards Update 2019-10—Targeted Transition Relief for Topic 326, Financial Instruments—Credit Losses, which has been deleted. This update provides entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon the adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. In March 2020, the FASB issued ASU No. 2020-03, Codification Improvements to Financial Instruments. This update clarifies that the contractual term of a net investment in a lease determined in accordance with Topic 842 should be the contractual term used to measure expected credit losses under Topic 326. The standards are to be applied using a modified retrospective approach and are effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group does not anticipate the adoption of this ASU to have a material impact to its financial statements for its existing business.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. This guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Certain disclosures required by this guidance must be applied on a retrospective basis and others on a prospective basis. The guidance will be effective for interim periods and fiscal years beginning after December 15, 2019, with early adoption permitted. The Group does not expect the requirements of ASU 2018-13 will have a material impact on the consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606. This update clarifies that certain transactions between participants in a collaborative arrangement should be accounted for under ASC 606 when the counterparty is a customer and precludes an entity from presenting consideration from a transaction in a collaborative arrangement as revenue from contracts with customers if the counterparty is not a customer for that transaction. The update is effective in fiscal years beginning after December 15, 2019, and interim periods therein, and early adoption is permitted for entities that have adopted ASC 606. This guidance should be applied retrospectively to the date of initial application of Topic 606. The Group is currently evaluating the impact on its financial statements of adopting this guidance

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB's overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning after December 15, 2020, and interim periods therein, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Group is currently evaluating the impact on its financial statements of adopting this guidance.